CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (Parenthetical)	Dec. 31, 2015 $ / shares
Preferred A Shares [Member]
Conversion of stock, price per share	$ 2.457